Marketable securities (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about marketable securities [Table Text Block]
		Value
	# of shares	$

Marketable securities at December 31, 2017	-	-
Received on sale of net smelter return royalty (Note 7)	1,125,000	8,325,000
Sale of securities	(311,800)	(2,307,320)
Fair market value adjustment	-	(3,334,120)
Marketable securities at December 31, 2018	813,200	2,683,560